Business Combinations (Tables)	6 Months Ended
Jul. 31, 2017
Business Combinations [Abstract]
Fair Value of Consideration Transferred
The acquisition date fair value of the consideration transferred for Xplain was approximately $19.7 million, which consisted of the following (in thousands, except share data):

Fair Value
Cash	$10,153
Common stock (358,735 shares of common stock)	9,542
Total	$19,695

Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair value of assets acquired as of the date of acquisition (dollars in thousands):

	Fair Value	Estimated Useful Life
Developed technology	$1,735	5 years
Goodwill	965	n/a
Net assets acquired	$2,700
The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the date of acquisition (dollars in thousands):

	Fair Value	Estimated Useful Life
Net tangible assets	$1,181	n/a
Developed technology and other acquired intangible assets	1,764	5 years
Goodwill	16,750	n/a
Net assets acquired	$19,695